Pioneer Fund
Schedule of Investments  |  March 31, 2022

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  3/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 97.6% of Net Assets
	Air Freight & Logistics — 3.8%
245,517	FedEx Corp.	$ 56,810,178
1,185,406	United Parcel Service, Inc., Class B	254,222,171
	Total Air Freight & Logistics	$311,032,349
	Banks — 6.3%
4,508,051	Citizens Financial Group, Inc.	$ 204,349,953
3,526,098	Truist Financial Corp.	199,929,757
2,239,379	Wells Fargo & Co.	108,520,306
	Total Banks	$512,800,016
	Beverages — 1.5%
1,961,541	Coca-Cola Co.	$ 121,615,542
	Total Beverages	$121,615,542
	Biotechnology — 1.7%
201,719(a)	Regeneron Pharmaceuticals, Inc.	$ 140,884,584
	Total Biotechnology	$140,884,584
	Building Products — 0.8%
1,368,662	Carrier Global Corp.	$ 62,780,526
	Total Building Products	$62,780,526
	Capital Markets — 1.7%
592,071	CME Group, Inc.	$ 140,830,008
	Total Capital Markets	$140,830,008
	Chemicals — 3.0%
1,855,103	International Flavors & Fragrances, Inc.	$ 243,630,677
	Total Chemicals	$243,630,677
	Construction Materials — 2.2%
467,266	Martin Marietta Materials, Inc.	$ 179,846,011
	Total Construction Materials	$179,846,011
	Energy Equipment & Services — 3.2%
6,320,423	Schlumberger, Ltd.	$ 261,096,674
	Total Energy Equipment & Services	$261,096,674
	Entertainment — 5.8%
1,577,015	Electronic Arts, Inc.	$ 199,508,168
1,882,352(a)	Live Nation Entertainment, Inc.	221,439,889
370,861(a)	Walt Disney Co.	50,867,295
	Total Entertainment	$471,815,352
1Pioneer Fund |  | 3/31/22

Shares		Value
	Food & Staples Retailing — 1.4%
191,364	Costco Wholesale Corp.	$ 110,196,959
	Total Food & Staples Retailing	$110,196,959
	Health Care Equipment & Supplies — 0.6%
409,378	Medtronic Plc	$ 45,420,489
	Total Health Care Equipment & Supplies	$45,420,489
	Health Care Providers & Services — 1.5%
232,468	UnitedHealth Group, Inc.	$ 118,551,706
	Total Health Care Providers & Services	$118,551,706
	Hotels, Restaurants & Leisure — 4.2%
70,076(a)	Booking Holdings, Inc.	$ 164,569,982
1,541,979(a)	Planet Fitness, Inc., Class A	130,266,386
610,832(a)	Shake Shack, Inc., Class A	41,475,493
	Total Hotels, Restaurants & Leisure	$336,311,861
	Interactive Media & Services — 7.9%
230,461(a)	Alphabet, Inc., Class A	$ 640,992,702
	Total Interactive Media & Services	$640,992,702
	Internet & Direct Marketing Retail — 3.2%
80,377(a)	Amazon.com, Inc.	$ 262,025,001
	Total Internet & Direct Marketing Retail	$262,025,001
	IT Services — 7.4%
1,144,180(a)	Akamai Technologies, Inc.	$ 136,603,650
204,655	Mastercard, Inc., Class A	73,139,604
613,088(a)	PayPal Holdings, Inc.	70,903,627
1,453,155	Visa, Inc., Class A	322,266,185
	Total IT Services	$602,913,066
	Life Sciences Tools & Services — 4.0%
436,155	Agilent Technologies, Inc.	$ 57,716,391
407,104	Danaher Corp.	119,415,816
245,130	Thermo Fisher Scientific, Inc.	144,786,035
	Total Life Sciences Tools & Services	$321,918,242
	Machinery — 1.3%
461,188	Caterpillar, Inc.	$ 102,761,910
	Total Machinery	$102,761,910
	Oil, Gas & Consumable Fuels — 1.8%
1,205,018	EOG Resources, Inc.	$ 143,674,296
	Total Oil, Gas & Consumable Fuels	$143,674,296
Pioneer Fund |  | 3/31/222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Shares		Value
	Personal Products — 0.8%
249,805	Estee Lauder Cos., Inc., Class A	$ 68,026,898
	Total Personal Products	$68,026,898
	Pharmaceuticals — 4.4%
8,871,805(a)	Elanco Animal Health, Inc.	$ 231,465,392
431,329	Eli Lilly & Co.	123,519,686
	Total Pharmaceuticals	$354,985,078
	Road & Rail — 3.5%
1,042,889	Union Pacific Corp.	$ 284,927,704
	Total Road & Rail	$284,927,704
	Semiconductors & Semiconductor Equipment — 10.6%
2,181,409	Analog Devices, Inc.	$ 360,325,139
273,914	KLA Corp.	100,268,959
354,164	Lam Research Corp.	190,402,108
762,834	NVIDIA Corp.	208,146,885
	Total Semiconductors & Semiconductor Equipment	$859,143,091
	Software — 7.4%
218,095(a)	Adobe, Inc.	$ 99,368,444
1,530,339	Microsoft Corp.	471,818,817
147,855(a)	Salesforce, Inc.	31,392,573
	Total Software	$602,579,834
	Specialty Retail — 1.0%
272,269	Home Depot, Inc.	$ 81,498,280
	Total Specialty Retail	$81,498,280
	Technology Hardware, Storage & Peripherals — 5.5%
2,569,414	Apple, Inc.	$ 448,645,378
	Total Technology Hardware, Storage & Peripherals	$448,645,378
	Textiles, Apparel & Luxury Goods — 1.1%
653,046	NIKE, Inc., Class B	$ 87,873,870
	Total Textiles, Apparel & Luxury Goods	$87,873,870
	Total Common Stocks (Cost $5,353,429,294)	$7,918,778,104

3Pioneer Fund |  | 3/31/22

Shares		Value

	SHORT TERM INVESTMENTS — 2.4% of Net Assets
	Open-End Fund — 2.4%
194,613,928(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 194,613,928
		$194,613,928
	TOTAL SHORT TERM INVESTMENTS (Cost $194,613,928)	$194,613,928
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $5,548,043,222)	$8,113,392,032
	OTHER ASSETS AND LIABILITIES — 0.0%†	$3,506,973
	net assets — 100.0%	$8,116,899,005

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,918,778,104	$—	$—	$7,918,778,104
Open-End Fund	194,613,928	—	—	194,613,928
Total Investments in Securities	$8,113,392,032	$—	$—	$8,113,392,032
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
Pioneer Fund |  | 3/31/224